CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Current Assets:
Cash		$ 4,747
Accounts receivable	20
Inventory		56,212
Other receivable – related party		5,500
Total Current Assets	20	66,459
Other Assets:
Property and equipment, net		30,300
Total Assets	20	96,759
Current Liabilities:
Accounts payable	217,192	214,365
Accrued interest	144,759	49,447
Accrued compensation	15,000	41,000
Notes payable, related parties	17,410
Notes payable	184,296	119,121
Loans payable	589,092	595,092
Convertible note payable, net of $0 and $123,813 discount, respectively		14,255
Derivative liability		247,034
Line of credit	489,439	693,798
Total Current Liabilities	1,657,188	1,974,112
Total Liabilities	1,657,188	1,974,112
Commitments and contingencies
Temporary Equity:
Preferred stock to be issued	357,022	392,022
Total temporary equity	357,022	392,022
Stockholders’ Deficit:
Preferred stock, Series A; par value $0.0001; 10,000,000 shares authorized, 475,000 and 5,000,000 shares issued and outstanding, respectively	48	500
Common stock: $0.001 par value; 2,500,000,000 shares authorized; 332,488,710 and 14,828,595 shares issued and outstanding, respectively	332,489	14,827
Additional paid in capital	2,109,429	1,747,423
Accumulated deficit	(4,456,156)	(4,032,125)
Total Stockholders’ Deficit	(2,014,190)	(2,269,375)
TOTAL LIABILITIES & STOCKHOLDERS’ DEFICIT	$ 20	$ 96,759